Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
February 28, 2022
AXM1-NPRT1-0422
1.9860272.107
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.3%
Entertainment - 3.8%
Take-Two Interactive Software, Inc. (a)	35,911	5,817,582
Universal Music Group NV	728,528	16,634,153
Warner Music Group Corp. Class A	486,803	17,632,005
		40,083,740
Interactive Media & Services - 12.4%
Alphabet, Inc. Class A (a)	38,299	103,450,961
Meta Platforms, Inc. Class A (a)	121,694	25,681,085
ZipRecruiter, Inc. (a)	34,982	698,940
Zoominfo Technologies, Inc. (a)	52,606	2,877,022
		132,708,008
Media - 1.1%
Charter Communications, Inc. Class A (a)	5,600	3,369,968
Innovid Corp. (b)	59,313	225,389
Liberty Media Corp. Liberty Formula One Group Series C (a)	142,289	8,641,211
		12,236,568
TOTAL COMMUNICATION SERVICES		185,028,316
CONSUMER DISCRETIONARY - 9.0%
Automobiles - 0.6%
Ferrari NV	27,851	5,996,599
XPeng, Inc. ADR (a)	4,400	160,028
		6,156,627
Diversified Consumer Services - 0.7%
Laureate Education, Inc. Class A	504,556	5,469,387
Mister Car Wash, Inc.	130,482	2,090,322
		7,559,709
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	42,231	6,397,574
Flutter Entertainment PLC (a)	20,838	3,000,067
		9,397,641
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (a)	17,451	53,596,558
Leisure Products - 0.2%
Peloton Interactive, Inc. Class A (a)	69,842	2,029,609
Specialty Retail - 0.8%
Aritzia, Inc. (a)	20,944	796,285
Floor & Decor Holdings, Inc. Class A (a)	11,775	1,125,926
Victoria's Secret & Co. (a)	123,859	6,642,558
		8,564,769
Textiles, Apparel & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	7,112	5,226,645
On Holding AG	2,600	63,310
Samsonite International SA (a)(c)	1,792,397	3,990,954
		9,280,909
TOTAL CONSUMER DISCRETIONARY		96,585,822
CONSUMER STAPLES - 2.8%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	148,204	5,731,049
Monster Beverage Corp. (a)	82,990	7,004,356
The Coca-Cola Co.	174,827	10,881,232
		23,616,637
Household Products - 0.6%
Reckitt Benckiser Group PLC	69,481	5,883,451
TOTAL CONSUMER STAPLES		29,500,088
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	22,834	670,863
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	45,170	2,521,841
Cheniere Energy, Inc.	28,500	3,787,650
Denbury, Inc. (a)	2,708	196,763
Range Resources Corp. (a)	83,036	1,905,676
Reliance Industries Ltd.	553,003	17,277,934
		25,689,864
TOTAL ENERGY		26,360,727
FINANCIALS - 5.3%
Banks - 0.1%
HDFC Bank Ltd.	34,504	653,481
Capital Markets - 3.5%
BlackRock, Inc. Class A	7,984	5,939,218
CME Group, Inc.	79,331	18,764,161
MarketAxess Holdings, Inc.	11,660	4,447,474
Morningstar, Inc.	7,084	1,988,125
MSCI, Inc.	9,326	4,678,761
S&P Global, Inc.	3,089	1,160,537
		36,978,276
Insurance - 1.7%
American Financial Group, Inc.	37,978	5,141,841
Arthur J. Gallagher & Co.	56,265	8,900,560
BRP Group, Inc. (a)	62,900	1,746,733
Marsh & McLennan Companies, Inc.	18,817	2,924,350
		18,713,484
TOTAL FINANCIALS		56,345,241
HEALTH CARE - 15.2%
Biotechnology - 4.4%
Adamas Pharmaceuticals, Inc.:
rights (a)(d)	220,830	13,250
rights (a)(d)	220,830	13,250
Affimed NV (a)	92,758	409,063
Alnylam Pharmaceuticals, Inc. (a)	11,783	1,859,947
Applied Therapeutics, Inc. (a)	8,800	16,544
Atara Biotherapeutics, Inc. (a)	56,975	732,129
BioNTech SE ADR (a)	4,543	685,130
Cytokinetics, Inc. (a)	26,300	928,916
EQRx, Inc. (a)	57,568	173,855
Erasca, Inc.	13,100	162,440
Evelo Biosciences, Inc. (a)	8,000	25,000
Galapagos NV sponsored ADR (a)	8,606	569,975
Gamida Cell Ltd. (a)(e)	222,504	747,613
Hookipa Pharma, Inc. (a)(e)	49,500	118,800
Innovent Biologics, Inc. (a)(c)	151,721	678,557
Insmed, Inc. (a)(e)	108,229	2,586,673
Prelude Therapeutics, Inc. (a)	4,000	35,320
Regeneron Pharmaceuticals, Inc. (a)	14,808	9,156,675
Rubius Therapeutics, Inc. (a)	28,487	142,150
Seagen, Inc. (a)	24,200	3,118,654
Seres Therapeutics, Inc. (a)	22,400	179,200
Synlogic, Inc. (a)	163,200	323,136
Vertex Pharmaceuticals, Inc. (a)	100,615	23,143,462
Vor Biopharma, Inc. (a)	56,431	509,572
XOMA Corp. (a)(e)	41,738	915,314
		47,244,625
Health Care Equipment & Supplies - 1.9%
Axonics Modulation Technologies, Inc. (a)	30,746	1,745,143
Edwards Lifesciences Corp. (a)	53,827	6,048,540
Insulet Corp. (a)	1,600	423,504
Intuitive Surgical, Inc. (a)	30,479	8,848,968
Nevro Corp. (a)	7,419	531,942
Penumbra, Inc. (a)	11,814	2,619,636
		20,217,733
Health Care Providers & Services - 5.5%
Guardant Health, Inc. (a)	19,101	1,265,823
HealthEquity, Inc. (a)	152,854	8,209,788
UnitedHealth Group, Inc.	104,587	49,769,816
		59,245,427
Health Care Technology - 0.2%
Certara, Inc. (a)	84,965	2,153,013
Simulations Plus, Inc. (e)	13,211	520,381
		2,673,394
Life Sciences Tools & Services - 1.9%
10X Genomics, Inc. (a)	8,135	662,758
Bio-Techne Corp.	7,025	2,946,355
Bruker Corp.	69,836	4,914,359
Codexis, Inc. (a)	70,242	1,399,923
Danaher Corp.	34,265	9,402,659
Nanostring Technologies, Inc. (a)	14,449	512,362
Olink Holding AB ADR (a)	4,000	68,360
		19,906,776
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc. (a)	34,000	506,600
Eli Lilly & Co.	47,538	11,882,123
Nuvation Bio, Inc. (a)	41,625	210,623
Revance Therapeutics, Inc. (a)	64,918	880,937
		13,480,283
TOTAL HEALTH CARE		162,768,238
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	14,095	1,976,824
Northrop Grumman Corp.	7,863	3,476,547
		5,453,371
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (a)	81,619	8,138,230
Electrical Equipment - 0.9%
Ballard Power Systems, Inc. (a)(e)	4,100	46,822
Bloom Energy Corp. Class A (a)(e)	20,100	446,220
Ceres Power Holdings PLC (a)	200,845	1,883,466
Eaton Corp. PLC	7,838	1,209,325
Generac Holdings, Inc. (a)	15,957	5,033,955
Vestas Wind Systems A/S	32,500	1,048,018
		9,667,806
Machinery - 0.9%
Ingersoll Rand, Inc.	151,426	7,650,042
Otis Worldwide Corp.	30,102	2,357,890
		10,007,932
Professional Services - 1.8%
ASGN, Inc. (a)	19,621	2,173,811
Clarivate Analytics PLC (a)	207,413	3,107,047
CoStar Group, Inc. (a)	5,900	359,959
KBR, Inc.	196,633	9,760,862
Kforce, Inc.	11,060	831,491
Upwork, Inc. (a)	112,343	2,840,031
		19,073,201
Road & Rail - 0.6%
Uber Technologies, Inc. (a)	189,613	6,831,756
Trading Companies & Distributors - 1.0%
Azelis Group NV	17,900	362,895
Ferguson PLC	53,069	8,086,544
United Rentals, Inc. (a)	7,539	2,424,693
		10,874,132
TOTAL INDUSTRIALS		70,046,428
INFORMATION TECHNOLOGY - 34.7%
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	434,559	1,614,714
IT Services - 2.9%
Amadeus IT Holding SA Class A (a)	50,026	3,300,547
Cloudflare, Inc. (a)	15,064	1,753,751
Cognizant Technology Solutions Corp. Class A	131,115	11,292,935
MasterCard, Inc. Class A	9,890	3,568,510
MongoDB, Inc. Class A (a)	20,951	8,003,072
Okta, Inc. (a)	1,100	201,124
VeriSign, Inc. (a)	15,870	3,391,736
		31,511,675
Semiconductors & Semiconductor Equipment - 7.3%
Aixtron AG	105,822	2,265,141
Allegro MicroSystems LLC (a)	7,900	226,493
ASML Holding NV	8,094	5,394,732
eMemory Technology, Inc.	10,000	675,089
Enphase Energy, Inc. (a)	30,259	5,044,175
NVIDIA Corp.	116,848	28,493,385
Qualcomm, Inc.	124,945	21,489,291
Silicon Laboratories, Inc. (a)	2,300	353,533
SiTime Corp. (a)	9,644	1,949,438
SolarEdge Technologies, Inc. (a)	19,429	6,206,011
Universal Display Corp.	34,908	5,407,598
		77,504,886
Software - 18.8%
Adobe, Inc. (a)	51,412	24,044,364
Confluent, Inc.	14,900	637,571
Coupa Software, Inc. (a)	21,221	2,567,953
Elastic NV (a)	988	85,610
Epic Games, Inc. (a)(b)(d)	805	592,496
HashiCorp, Inc.	10,200	513,978
HubSpot, Inc. (a)	500	262,500
Intuit, Inc.	20,060	9,515,862
Mandiant, Inc. (a)	790,577	15,653,425
Manhattan Associates, Inc. (a)	37,617	5,028,641
Microsoft Corp.	374,671	111,947,953
Oracle Corp.	103,871	7,891,080
Palo Alto Networks, Inc. (a)	36,468	21,671,109
Samsara, Inc.	6,000	104,880
Volue A/S (a)	211,700	1,010,224
		201,527,646
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	354,486	58,532,728
TOTAL INFORMATION TECHNOLOGY		370,691,649
MATERIALS - 4.9%
Chemicals - 3.2%
Albemarle Corp. U.S.	47,177	9,241,503
CF Industries Holdings, Inc.	125,467	10,186,666
Sherwin-Williams Co.	39,403	10,368,111
The Chemours Co. LLC	168,239	4,643,396
		34,439,676
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	102,500	3,005,858
Freeport-McMoRan, Inc.	215,612	10,122,983
Lynas Rare Earths Ltd. (a)	401,107	3,036,119
MP Materials Corp. (a)(e)	33,905	1,546,746
		17,711,706
TOTAL MATERIALS		52,151,382
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Prologis (REIT), Inc.	36,515	5,325,713
Welltower, Inc.	7,523	626,591
		5,952,304
Real Estate Management & Development - 0.0%
Doma Holdings, Inc. (b)	115,014	305,937
TOTAL REAL ESTATE		6,258,241
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (c)	8,300	1,074,137
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	14,960	537,363
TOTAL UTILITIES		1,611,500
TOTAL COMMON STOCKS (Cost $640,690,165)		1,057,347,632

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)	26,300	95,232
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(d)	38,419	1,203
Software - 0.0%
ASAPP, Inc. Series C (b)(d)	90,925	379,157
TOTAL INFORMATION TECHNOLOGY		380,360
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(d)	21,131	999,919
Series C3 (a)(b)(d)	26,414	1,249,910
Series C4 (a)(b)(d)	6,345	300,245
Series C5 (b)(d)	13,150	622,258
		3,172,332
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,827,365)		3,647,924

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (f)	15,037,409	15,040,416
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	5,306,124	5,306,655
TOTAL MONEY MARKET FUNDS (Cost $20,347,071)		20,347,071

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $663,864,601)	1,081,342,627
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(12,063,366)
NET ASSETS - 100.0%	1,069,279,261

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,771,746 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,743,648 or 0.5% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	599,841
Doma Holdings, Inc.	3/02/21	1,150,140
ElevateBio LLC Series C	3/09/21	110,329
Epic Games, Inc.	3/29/21	712,425
Illuminated Holdings, Inc. Series C2	7/07/20	528,275
Illuminated Holdings, Inc. Series C3	7/07/20	792,420
Illuminated Holdings, Inc. Series C4	1/08/21	228,420
Illuminated Holdings, Inc. Series C5	6/16/21	568,080
Innovid Corp.	6/24/21	593,130

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	5,815,026	136,816,936	127,591,546	3,152	-	-	15,040,416	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	3,733,005	16,678,174	15,104,524	2,002	-	-	5,306,655	0.0%
Total	9,548,031	153,495,110	142,696,070	5,154	-	-	20,347,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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